Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ (21)	$ (17)
Non-current liability	667	504
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	493	536
Current service cost	14	12
Interest cost	21	18
Actuarial losses (gains) and changes in actuarial assumptions	28	(18)
Benefits paid	(22)	(18)
Benefits paid - settlements	(32)
Acquisition	129	1
Gain on settlement	(5)
Foreign exchange	(2)	(38)
End of year	624	493
Beginning of year	326	347
Return on plan assets	22	7
Employer contributions	19	19
Benefits paid	(17)	(18)
Benefits paid - settlements	(32)
Acquisition	8
Foreign exchange	4	(29)
End of year	330	326
Ending funded status	294	167
Non-current asset	(21)	(17)
Current liability	2	3
Non-current liability	313	181
Net amount	294	167
Unrecognized actuarial losses	(144)	(138)
Current service cost	14	12
Interest cost	21	18
Return on plan assets	(20)	(20)
Benefits paid - settlements	13
Actuarial losses	3	4
Net periodic benefit cost	$ 31	$ 14